DERIVATIVE FINANCIAL INSTRUMENTS (Details) € in Thousands, R$ in Thousands, $ in Thousands	Dec. 31, 2021 USD ($)	Feb. 04, 2021	Dec. 31, 2020 USD ($)	Feb. 14, 2020 BRL (R$)	Feb. 14, 2020 EUR (€)
Disclosure Of Financial Instruments [line items]
Assets	$ 15,992		$ 11,088
Liabilities	(55,948)		(5,220)
Non-current portion, assets	12,757		11,088
Non-current portion, liabilities	26,302		5,220
Current portion, assets	3,235
Current portion, liabilities	29,646		0
Net investment hedges
Disclosure Of Financial Instruments [line items]
Assets	15,992		11,095
Liabilities	(55,949)		(5,227)
Cross-currency swaps | Atento Brasil S.A. [member]
Disclosure Of Financial Instruments [line items]
Hedged loan, USD				R$ 35,000	€ 7,402
Fixed rate				1.49%	1.49%
Cross-currency swaps | Senior Secured Notes due 2026 [Member] | Atento Luxco 1, S.A. [member]
Disclosure Of Financial Instruments [line items]
Fixed rate		8.00%
Cross-currency swaps | Net investment hedges
Disclosure Of Financial Instruments [line items]
Assets	15,992		11,088
Liabilities	$ (55,948)		$ (5,220)